Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001798749
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2